(PIMCO EqS Long/Short Fund - Institutional)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO EqS Long/Short Fund - Institutional)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		1.49%	1.59%	1.49%	1.59%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.49%	0.49%	0.49%	0.49%
Interest and Short Sale Expenses	[2]	0.40%	0.40%	0.40%	0.40%
Organizational Expenses		0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		1.98%	2.08%	2.23%	2.33%
Fee Waiver and Expense Reimbursement	[3][4]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[5]	1.80%	1.90%	2.05%	2.15%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	"Interest and Short Sale Expenses" reflect interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[4]	PIMCO has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.09% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[5]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest and short sale expenses is 1.40%, 1.50%, 1.65% and 1.75% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (PIMCO EqS Long/Short Fund - Institutional) (USD $)	1 Year	3 Years
Institutional Class	183	566
Class P	193	597
Administrative Class	208	643
Class D	218	673

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations as of the date of this prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), utilizing a fundamental, value-oriented investing style. The Fund will normally invest a substantial portion of its assets in equity and equity-related securities. The Fund may also invest in fixed income securities of varying maturities, cash and cash equivalents.

The Fund will generally take long positions in investments that PIMCO believes to be undervalued and short positions in investments that PIMCO believes to be overvalued or which are established for hedging purposes. The Fund generally will be long biased, but may take both long and short positions simultaneously. The Fund may experience high volatility in returns. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fundamental analysis that PIMCO will conduct when analyzing investments for the Fund may include some or all of the following: review of an issuer's Securities and Exchange Commission filings; interviews with an issuer's management, customers, competitors and suppliers; review of various independent sources of news, information and analysis of the issuer and its industry; preparation of prospective financial statements; and deriving an estimation of an issuer's value on both an absolute basis and relative to that of similar issuers. Although PIMCO, in managing the Fund, relies primarily on fundamental analysis, some level of technical analysis may serve as an input in the decision making process.

There is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest, without limitation, in securities and instruments that are economically tied to foreign (non-U.S.) countries, including securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest in derivative instruments, such as options, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes. As market volatility increases, the portfolio manager may trade the Fund's portfolio more frequently. The Fund may maintain significant amounts in cash and cash equivalents, without limitation, when PIMCO determines that opportunities for investing are unattractive.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Cash Holdings Risk: the risk of holding large cash positions, including lower returns and potential lost opportunities to participate in market appreciation

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.

A privately offered fund managed by the Fund's portfolio manager is expected to be reorganized into the Fund as of the date the Fund commences operations (i.e., on or about April 20, 2012). This privately offered fund was organized on December 1, 2002 and commenced operations on January 1, 2003 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the privately offered fund. The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. Once the Fund commences operations, the performance of each class of shares will differ as a result of the different levels of fees and expenses applicable to each class of shares.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The privately offered fund began operations on January 1, 2003. Index comparisons began on December 31, 2002.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

* For periods shown in the bar chart, the highest quarterly return was 16.45% in the Q4 2004, and the lowest quarterly return was -8.87% in the Q3 2004.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO EqS Long/Short Fund - Institutional)		1 Year	5 Years	Fund Inception (1/1/03)
Institutional Class		(5.66%)	7.81%	13.44%
Institutional Class Return After Taxes on Distributions	[1]	(5.66%)	7.81%	13.44%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	[1]	(3.68%)	6.78%	12.09%
Class P		(5.66%)	7.81%	13.44%
Administrative Class		(5.66%)	7.81%	13.44%
Class D		(5.66%)	7.81%	13.44%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)		0.31%	2.09%	2.41%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO EqS Long/Short Fund - Retail)
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares—Class A, C and R Shares" section on page 10 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (PIMCO EqS Long/Short Fund - Retail)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO EqS Long/Short Fund - Retail)		Class A	Class C	Class R
Management Fees		1.59%	1.59%	1.59%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.49%	0.49%	0.49%
Interest and Short Sale Expenses	[2]	0.40%	0.40%	0.40%
Organizational Expenses		0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		2.33%	3.08%	2.58%
Fee Waiver and Expense Reimbursement	[3][4]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[5]	2.15%	2.90%	2.40%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	"Interest and Short Sale Expenses" reflect interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[4]	PIMCO has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.09% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[5]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest and short sale expenses is 1.75%, 2.50% and 2.00% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO EqS Long/Short Fund - Retail) (USD $)	1 Year	3 Years
Class A	756	1,186
Class C	393	898
Class R	243	748

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO EqS Long/Short Fund - Retail) (USD $)	1 Year	3 Years
Class A	756	1,186
Class C	293	898
Class R	243	748

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations as of the date of this prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), utilizing a fundamental, value-oriented investing style. The Fund will normally invest a substantial portion of its assets in equity and equity-related securities. The Fund may also invest in fixed income securities of varying maturities, cash and cash equivalents.

The Fund will generally take long positions in investments that PIMCO believes to be undervalued and short positions in investments that PIMCO believes to be overvalued or which are established for hedging purposes. The Fund generally will be long biased, but may take both long and short positions simultaneously. The Fund may experience high volatility in returns. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fundamental analysis that PIMCO will conduct when analyzing investments for the Fund may include some or all of the following: review of an issuer's Securities and Exchange Commission filings; interviews with an issuer's management, customers, competitors and suppliers; review of various independent sources of news, information and analysis of the issuer and its industry; preparation of prospective financial statements; and deriving an estimation of an issuer's value on both an absolute basis and relative to that of similar issuers. Although PIMCO, in managing the Fund, relies primarily on fundamental analysis, some level of technical analysis may serve as an input in the decision making process.

There is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest, without limitation, in securities and instruments that are economically tied to foreign (non-U.S.) countries, including securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest in derivative instruments, such as options, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes. As market volatility increases, the portfolio manager may trade the Fund's portfolio more frequently. The Fund may maintain significant amounts in cash and cash equivalents, without limitation, when PIMCO determines that opportunities for investing are unattractive.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Cash Holdings Risk: the risk of holding large cash positions, including lower returns and potential lost opportunities to participate in market appreciation

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.

A privately offered fund managed by the Fund's portfolio manager is expected to be reorganized into the Fund as of the date the Fund commences operations (i.e., on or about April 20, 2012). This privately offered fund was organized on December 1, 2002 and commenced operations on January 1, 2003 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the privately offered fund. The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. Once the Fund commences operations, the performance of each class of shares will differ as a result of the different levels of fees and expenses applicable to each class of shares.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The privately offered fund began operations on January 1, 2003. Index comparisons began on December 31, 2002.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

* For periods shown in the bar chart, the highest quarterly return was 16.45% in the Q4 2004, and the lowest quarterly return was -8.87% in the Q3 2004.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO EqS Long/Short Fund - Retail)		1 Year	5 Years	Fund Inception (1/1/03)
Class A		(5.66%)	7.81%	13.44%
Class A Return After Taxes on Distributions	[1]	(5.66%)	7.81%	13.44%
Class A Return After Taxes on Distributions and Sale of Fund Shares	[1]	(3.68%)	6.78%	12.09%
Class C		(5.66%)	7.81%	13.44%
Class R		(5.66%)	7.81%	13.44%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)		0.31%	2.09%	2.41%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

(PIMCO EqS Long/Short Fund - Institutional) |
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO EqS Long/Short Fund - Institutional)		Institutional Class	Class P	Administrative Class	Class D
Management Fees		1.49%	1.59%	1.49%	1.59%
Distribution and/or Service (12b-1) Fees				0.25%	0.25%
Other Expenses	[1]	0.49%	0.49%	0.49%	0.49%
Interest and Short Sale Expenses	[2]	0.40%	0.40%	0.40%	0.40%
Organizational Expenses		0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		1.98%	2.08%	2.23%	2.33%
Fee Waiver and Expense Reimbursement	[3][4]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[5]	1.80%	1.90%	2.05%	2.15%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	"Interest and Short Sale Expenses" reflect interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[4]	PIMCO has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.09% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[5]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest and short sale expenses is 1.40%, 1.50%, 1.65% and 1.75% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (PIMCO EqS Long/Short Fund - Institutional) (USD $)	1 Year	3 Years
Institutional Class	183	566
Class P	193	597
Administrative Class	208	643
Class D	218	673

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations as of the date of this prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), utilizing a fundamental, value-oriented investing style. The Fund will normally invest a substantial portion of its assets in equity and equity-related securities. The Fund may also invest in fixed income securities of varying maturities, cash and cash equivalents.

The Fund will generally take long positions in investments that PIMCO believes to be undervalued and short positions in investments that PIMCO believes to be overvalued or which are established for hedging purposes. The Fund generally will be long biased, but may take both long and short positions simultaneously. The Fund may experience high volatility in returns. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fundamental analysis that PIMCO will conduct when analyzing investments for the Fund may include some or all of the following: review of an issuer's Securities and Exchange Commission filings; interviews with an issuer's management, customers, competitors and suppliers; review of various independent sources of news, information and analysis of the issuer and its industry; preparation of prospective financial statements; and deriving an estimation of an issuer's value on both an absolute basis and relative to that of similar issuers. Although PIMCO, in managing the Fund, relies primarily on fundamental analysis, some level of technical analysis may serve as an input in the decision making process.

There is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest, without limitation, in securities and instruments that are economically tied to foreign (non-U.S.) countries, including securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest in derivative instruments, such as options, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes. As market volatility increases, the portfolio manager may trade the Fund's portfolio more frequently. The Fund may maintain significant amounts in cash and cash equivalents, without limitation, when PIMCO determines that opportunities for investing are unattractive.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Cash Holdings Risk: the risk of holding large cash positions, including lower returns and potential lost opportunities to participate in market appreciation

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.

A privately offered fund managed by the Fund's portfolio manager is expected to be reorganized into the Fund as of the date the Fund commences operations (i.e., on or about April 20, 2012). This privately offered fund was organized on December 1, 2002 and commenced operations on January 1, 2003 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the privately offered fund. The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. Once the Fund commences operations, the performance of each class of shares will differ as a result of the different levels of fees and expenses applicable to each class of shares.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The privately offered fund began operations on January 1, 2003. Index comparisons began on December 31, 2002.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Institutional Class*

* For periods shown in the bar chart, the highest quarterly return was 16.45% in the Q4 2004, and the lowest quarterly return was -8.87% in the Q3 2004.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO EqS Long/Short Fund - Institutional)		1 Year	5 Years	Fund Inception (1/1/03)
Institutional Class		(5.66%)	7.81%	13.44%
Institutional Class Return After Taxes on Distributions	[1]	(5.66%)	7.81%	13.44%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	[1]	(3.68%)	6.78%	12.09%
Class P		(5.66%)	7.81%	13.44%
Administrative Class		(5.66%)	7.81%	13.44%
Class D		(5.66%)	7.81%	13.44%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)		0.31%	2.09%	2.41%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

(PIMCO EqS Long/Short Fund - Retail) |
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares—Class A, C and R Shares" section on page 10 of the Fund's prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (PIMCO EqS Long/Short Fund - Retail)	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (PIMCO EqS Long/Short Fund - Retail)		Class A	Class C	Class R
Management Fees		1.59%	1.59%	1.59%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%
Other Expenses	[1]	0.49%	0.49%	0.49%
Interest and Short Sale Expenses	[2]	0.40%	0.40%	0.40%
Organizational Expenses		0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		2.33%	3.08%	2.58%
Fee Waiver and Expense Reimbursement	[3][4]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[5]	2.15%	2.90%	2.40%
[1]	Estimated amounts for the Fund's first fiscal year.
[2]	"Interest and Short Sale Expenses" reflect interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[4]	PIMCO has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.09% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[5]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest and short sale expenses is 1.75%, 2.50% and 2.00% for Class A, Class C and Class R shares, respectively.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you redeem your shares at the end of each period:
Expense Example (PIMCO EqS Long/Short Fund - Retail) (USD $)	1 Year	3 Years
Class A	756	1,186
Class C	393	898
Class R	243	748

If you do not redeem your shares:
Expense Example, No Redemption (PIMCO EqS Long/Short Fund - Retail) (USD $)	1 Year	3 Years
Class A	756	1,186
Class C	293	898
Class R	243	748

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations as of the date of this prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), utilizing a fundamental, value-oriented investing style. The Fund will normally invest a substantial portion of its assets in equity and equity-related securities. The Fund may also invest in fixed income securities of varying maturities, cash and cash equivalents.

The Fund will generally take long positions in investments that PIMCO believes to be undervalued and short positions in investments that PIMCO believes to be overvalued or which are established for hedging purposes. The Fund generally will be long biased, but may take both long and short positions simultaneously. The Fund may experience high volatility in returns. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fundamental analysis that PIMCO will conduct when analyzing investments for the Fund may include some or all of the following: review of an issuer's Securities and Exchange Commission filings; interviews with an issuer's management, customers, competitors and suppliers; review of various independent sources of news, information and analysis of the issuer and its industry; preparation of prospective financial statements; and deriving an estimation of an issuer's value on both an absolute basis and relative to that of similar issuers. Although PIMCO, in managing the Fund, relies primarily on fundamental analysis, some level of technical analysis may serve as an input in the decision making process.

There is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest, without limitation, in securities and instruments that are economically tied to foreign (non-U.S.) countries, including securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest in derivative instruments, such as options, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes. As market volatility increases, the portfolio manager may trade the Fund's portfolio more frequently. The Fund may maintain significant amounts in cash and cash equivalents, without limitation, when PIMCO determines that opportunities for investing are unattractive.

Principal Risks

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Cash Holdings Risk: the risk of holding large cash positions, including lower returns and potential lost opportunities to participate in market appreciation

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.

A privately offered fund managed by the Fund's portfolio manager is expected to be reorganized into the Fund as of the date the Fund commences operations (i.e., on or about April 20, 2012). This privately offered fund was organized on December 1, 2002 and commenced operations on January 1, 2003 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the privately offered fund. The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. Once the Fund commences operations, the performance of each class of shares will differ as a result of the different levels of fees and expenses applicable to each class of shares.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The privately offered fund began operations on January 1, 2003. Index comparisons began on December 31, 2002.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Calendar Year Total Returns — Class A*

* For periods shown in the bar chart, the highest quarterly return was 16.45% in the Q4 2004, and the lowest quarterly return was -8.87% in the Q3 2004.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns (PIMCO EqS Long/Short Fund - Retail)		1 Year	5 Years	Fund Inception (1/1/03)
Class A		(5.66%)	7.81%	13.44%
Class A Return After Taxes on Distributions	[1]	(5.66%)	7.81%	13.44%
Class A Return After Taxes on Distributions and Sale of Fund Shares	[1]	(3.68%)	6.78%	12.09%
Class C		(5.66%)	7.81%	13.44%
Class R		(5.66%)	7.81%	13.44%
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)		0.31%	2.09%	2.41%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

Shareholder Fees ((PIMCO EqS Long/Short Fund - Retail), dei_LegalEntityAxis)	0 Months Ended
Mar. 05, 2012
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%
Class R
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	none

Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	Mar. 05, 2012
(PIMCO EqS Long/Short Fund - Institutional) | Administrative Class
Operating Expenses:
Management Fees	1.49%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	2.23%
Fee Waiver and Expense Reimbursement	(0.18%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.05%	[5]
(PIMCO EqS Long/Short Fund - Institutional) | Class D
Operating Expenses:
Management Fees	1.59%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	2.33%
Fee Waiver and Expense Reimbursement	(0.18%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.15%	[5]
(PIMCO EqS Long/Short Fund - Institutional) | Institutional Class
Operating Expenses:
Management Fees	1.49%
Distribution and/or Service (12b-1) Fees
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	1.98%
Fee Waiver and Expense Reimbursement	(0.18%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.80%	[5]
(PIMCO EqS Long/Short Fund - Institutional) | Class P
Operating Expenses:
Management Fees	1.59%
Distribution and/or Service (12b-1) Fees
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	2.08%
Fee Waiver and Expense Reimbursement	(0.18%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.90%	[5]
(PIMCO EqS Long/Short Fund - Retail) | Class A
Operating Expenses:
Management Fees	1.59%
Distribution and/or Service (12b-1) Fees	0.25%
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	2.33%
Fee Waiver and Expense Reimbursement	(0.18%)	[4],[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.15%	[7]
(PIMCO EqS Long/Short Fund - Retail) | Class C
Operating Expenses:
Management Fees	1.59%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	3.08%
Fee Waiver and Expense Reimbursement	(0.18%)	[4],[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.90%	[7]
(PIMCO EqS Long/Short Fund - Retail) | Class R
Operating Expenses:
Management Fees	1.59%
Distribution and/or Service (12b-1) Fees	0.50%
Interest and Short Sale Expenses	0.40%	[1]
Organizational Expenses	0.09%
Other Expenses	0.49%	[2]
Total Annual Fund Operating Expenses	2.58%
Fee Waiver and Expense Reimbursement	(0.18%)	[4],[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.40%	[7]

[1]	"Interest and Short Sale Expenses" reflect interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Estimated amounts for the Fund's first fiscal year.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[4]	PIMCO has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.09% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[5]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest and short sale expenses is 1.40%, 1.50%, 1.65% and 1.75% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[6]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[7]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest and short sale expenses is 1.75%, 2.50% and 2.00% for Class A, Class C and Class R shares, respectively.

Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
Mar. 05, 2012
(PIMCO EqS Long/Short Fund - Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2003	40.55%
Annual Return 2004	13.86%
Annual Return 2005	13.27%
Annual Return 2006	17.75%
Annual Return 2007	25.67%
Annual Return 2008	(4.52%)
Annual Return 2009	21.08%
Annual Return 2010	6.28%
Annual Return 2011	(5.66%)
(PIMCO EqS Long/Short Fund - Retail) | Class A
Bar Chart Table:
Annual Return 2003	40.55%
Annual Return 2004	13.86%
Annual Return 2005	13.27%
Annual Return 2006	17.75%
Annual Return 2007	25.67%
Annual Return 2008	(4.52%)
Annual Return 2009	21.08%
Annual Return 2010	6.28%
Annual Return 2011	(5.66%)

Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
	Mar. 05, 2012
(PIMCO EqS Long/Short Fund - Institutional) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
5 Years	2.09%
Fund Inception (1/1/03)	2.41%
(PIMCO EqS Long/Short Fund - Institutional) | Administrative Class
Average Annual Return:
1 Year	(5.66%)
5 Years	7.81%
Fund Inception (1/1/03)	13.44%
(PIMCO EqS Long/Short Fund - Institutional) | Class D
Average Annual Return:
1 Year	(5.66%)
5 Years	7.81%
Fund Inception (1/1/03)	13.44%
(PIMCO EqS Long/Short Fund - Institutional) | Institutional Class
Average Annual Return:
1 Year	(5.66%)
5 Years	7.81%
Fund Inception (1/1/03)	13.44%
(PIMCO EqS Long/Short Fund - Institutional) | Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.66%)	[1]
5 Years	7.81%	[1]
Fund Inception (1/1/03)	13.44%	[1]
(PIMCO EqS Long/Short Fund - Institutional) | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(3.68%)	[1]
5 Years	6.78%	[1]
Fund Inception (1/1/03)	12.09%	[1]
(PIMCO EqS Long/Short Fund - Institutional) | Class P
Average Annual Return:
1 Year	(5.66%)
5 Years	7.81%
Fund Inception (1/1/03)	13.44%
(PIMCO EqS Long/Short Fund - Retail) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.31%
5 Years	2.09%
Fund Inception (1/1/03)	2.41%
(PIMCO EqS Long/Short Fund - Retail) | Class A
Average Annual Return:
1 Year	(5.66%)
5 Years	7.81%
Fund Inception (1/1/03)	13.44%
(PIMCO EqS Long/Short Fund - Retail) | Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.66%)	[2]
5 Years	7.81%	[2]
Fund Inception (1/1/03)	13.44%	[2]
(PIMCO EqS Long/Short Fund - Retail) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(3.68%)	[2]
5 Years	6.78%	[2]
Fund Inception (1/1/03)	12.09%	[2]
(PIMCO EqS Long/Short Fund - Retail) | Class C
Average Annual Return:
1 Year	(5.66%)
5 Years	7.81%
Fund Inception (1/1/03)	13.44%
(PIMCO EqS Long/Short Fund - Retail) | Class R
Average Annual Return:
1 Year	(5.66%)
5 Years	7.81%
Fund Inception (1/1/03)	13.44%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 5, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series
Central Index Key	dei_EntityCentralIndexKey	0001479360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 5, 2012
Prospectus Date	rr_ProspectusDate	Mar 5, 2012
(PIMCO EqS Long/Short Fund - Institutional) |
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations as of the date of this prospectus.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), utilizing a fundamental, value-oriented investing style. The Fund will normally invest a substantial portion of its assets in equity and equity-related securities. The Fund may also invest in fixed income securities of varying maturities, cash and cash equivalents.

The Fund will generally take long positions in investments that PIMCO believes to be undervalued and short positions in investments that PIMCO believes to be overvalued or which are established for hedging purposes. The Fund generally will be long biased, but may take both long and short positions simultaneously. The Fund may experience high volatility in returns. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fundamental analysis that PIMCO will conduct when analyzing investments for the Fund may include some or all of the following: review of an issuer's Securities and Exchange Commission filings; interviews with an issuer's management, customers, competitors and suppliers; review of various independent sources of news, information and analysis of the issuer and its industry; preparation of prospective financial statements; and deriving an estimation of an issuer's value on both an absolute basis and relative to that of similar issuers. Although PIMCO, in managing the Fund, relies primarily on fundamental analysis, some level of technical analysis may serve as an input in the decision making process.

There is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest, without limitation, in securities and instruments that are economically tied to foreign (non-U.S.) countries, including securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest in derivative instruments, such as options, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes. As market volatility increases, the portfolio manager may trade the Fund's portfolio more frequently. The Fund may maintain significant amounts in cash and cash equivalents, without limitation, when PIMCO determines that opportunities for investing are unattractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Cash Holdings Risk: the risk of holding large cash positions, including lower returns and potential lost opportunities to participate in market appreciation

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.

A privately offered fund managed by the Fund's portfolio manager is expected to be reorganized into the Fund as of the date the Fund commences operations (i.e., on or about April 20, 2012). This privately offered fund was organized on December 1, 2002 and commenced operations on January 1, 2003 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the privately offered fund. The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. Once the Fund commences operations, the performance of each class of shares will differ as a result of the different levels of fees and expenses applicable to each class of shares.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The privately offered fund began operations on January 1, 2003. Index comparisons began on December 31, 2002.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* For periods shown in the bar chart, the highest quarterly return was 16.45% in the Q4 2004, and the lowest quarterly return was -8.87% in the Q3 2004.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO EqS Long/Short Fund - Institutional) | | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
5 Years	rr_AverageAnnualReturnYear05	2.09%
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	2.41%
(PIMCO EqS Long/Short Fund - Institutional) | | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Short Sale Expenses	rr_Component1OtherExpensesOverAssets	0.40%	[1]
Organizational Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	208
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	7.81%
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	13.44%
(PIMCO EqS Long/Short Fund - Institutional) | | Class D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Short Sale Expenses	rr_Component1OtherExpensesOverAssets	0.40%	[1]
Organizational Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.15%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	218
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	7.81%
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	13.44%
(PIMCO EqS Long/Short Fund - Institutional) | | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Interest and Short Sale Expenses	rr_Component1OtherExpensesOverAssets	0.40%	[1]
Organizational Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Annual Return 2003	rr_AnnualReturn2003	40.55%
Annual Return 2004	rr_AnnualReturn2004	13.86%
Annual Return 2005	rr_AnnualReturn2005	13.27%
Annual Return 2006	rr_AnnualReturn2006	17.75%
Annual Return 2007	rr_AnnualReturn2007	25.67%
Annual Return 2008	rr_AnnualReturn2008	(4.52%)
Annual Return 2009	rr_AnnualReturn2009	21.08%
Annual Return 2010	rr_AnnualReturn2010	6.28%
Annual Return 2011	rr_AnnualReturn2011	(5.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 16.45% in the Q4 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.87% in the Q3 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.87%)
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	7.81%
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	13.44%
(PIMCO EqS Long/Short Fund - Institutional) | | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.66%)	[8]
5 Years	rr_AverageAnnualReturnYear05	7.81%	[8]
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	13.44%	[8]
(PIMCO EqS Long/Short Fund - Institutional) | | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.68%)	[8]
5 Years	rr_AverageAnnualReturnYear05	6.78%	[8]
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	12.09%	[8]
(PIMCO EqS Long/Short Fund - Institutional) | | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Interest and Short Sale Expenses	rr_Component1OtherExpensesOverAssets	0.40%	[1]
Organizational Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	7.81%
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	13.44%
(PIMCO EqS Long/Short Fund - Retail) |
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares—Class A, C and R Shares" section on page 10 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations as of the date of this prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares—Class A, C and R Shares" section on page 10 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities, including common and preferred stock (and securities convertible into, or that PIMCO expects to be exchanged for, common or preferred stock), utilizing a fundamental, value-oriented investing style. The Fund will normally invest a substantial portion of its assets in equity and equity-related securities. The Fund may also invest in fixed income securities of varying maturities, cash and cash equivalents.

The Fund will generally take long positions in investments that PIMCO believes to be undervalued and short positions in investments that PIMCO believes to be overvalued or which are established for hedging purposes. The Fund generally will be long biased, but may take both long and short positions simultaneously. The Fund may experience high volatility in returns. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fundamental analysis that PIMCO will conduct when analyzing investments for the Fund may include some or all of the following: review of an issuer's Securities and Exchange Commission filings; interviews with an issuer's management, customers, competitors and suppliers; review of various independent sources of news, information and analysis of the issuer and its industry; preparation of prospective financial statements; and deriving an estimation of an issuer's value on both an absolute basis and relative to that of similar issuers. Although PIMCO, in managing the Fund, relies primarily on fundamental analysis, some level of technical analysis may serve as an input in the decision making process.

There is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest, without limitation, in securities and instruments that are economically tied to foreign (non-U.S.) countries, including securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar denominated securities or currencies) without limitation. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest in derivative instruments, such as options, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes. As market volatility increases, the portfolio manager may trade the Fund's portfolio more frequently. The Fund may maintain significant amounts in cash and cash equivalents, without limitation, when PIMCO determines that opportunities for investing are unattractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Cash Holdings Risk: the risk of holding large cash positions, including lower returns and potential lost opportunities to participate in market appreciation

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.

A privately offered fund managed by the Fund's portfolio manager is expected to be reorganized into the Fund as of the date the Fund commences operations (i.e., on or about April 20, 2012). This privately offered fund was organized on December 1, 2002 and commenced operations on January 1, 2003 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the privately offered fund. The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. Once the Fund commences operations, the performance of each class of shares will differ as a result of the different levels of fees and expenses applicable to each class of shares.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The privately offered fund began operations on January 1, 2003. Index comparisons began on December 31, 2002.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Class A*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* For periods shown in the bar chart, the highest quarterly return was 16.45% in the Q4 2004, and the lowest quarterly return was -8.87% in the Q3 2004.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other classes will vary.
(PIMCO EqS Long/Short Fund - Retail) | | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
5 Years	rr_AverageAnnualReturnYear05	2.09%
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	2.41%
(PIMCO EqS Long/Short Fund - Retail) | | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Short Sale Expenses	rr_Component1OtherExpensesOverAssets	0.40%	[1]
Organizational Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.15%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	756
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,186
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	756
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,186
Annual Return 2003	rr_AnnualReturn2003	40.55%
Annual Return 2004	rr_AnnualReturn2004	13.86%
Annual Return 2005	rr_AnnualReturn2005	13.27%
Annual Return 2006	rr_AnnualReturn2006	17.75%
Annual Return 2007	rr_AnnualReturn2007	25.67%
Annual Return 2008	rr_AnnualReturn2008	(4.52%)
Annual Return 2009	rr_AnnualReturn2009	21.08%
Annual Return 2010	rr_AnnualReturn2010	6.28%
Annual Return 2011	rr_AnnualReturn2011	(5.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 16.45% in the Q4 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.87% in the Q3 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.87%)
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	7.81%
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	13.44%
(PIMCO EqS Long/Short Fund - Retail) | | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.66%)	[9]
5 Years	rr_AverageAnnualReturnYear05	7.81%	[9]
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	13.44%	[9]
(PIMCO EqS Long/Short Fund - Retail) | | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.68%)	[9]
5 Years	rr_AverageAnnualReturnYear05	6.78%	[9]
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	12.09%	[9]
(PIMCO EqS Long/Short Fund - Retail) | | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest and Short Sale Expenses	rr_Component1OtherExpensesOverAssets	0.40%	[1]
Organizational Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.08%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.90%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	393
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	898
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	293
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	898
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	7.81%
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	13.44%
(PIMCO EqS Long/Short Fund - Retail) | | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Interest and Short Sale Expenses	rr_Component1OtherExpensesOverAssets	0.40%	[1]
Organizational Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.40%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	7.81%
Fund Inception (1/1/03)	rr_AverageAnnualReturnSinceInception	13.44%
[1]	"Interest and Short Sale Expenses" reflect interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to Pacific Investment Management Company LLC ("PIMCO"). Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Estimated amounts for the Fund's first fiscal year.
[3]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Class A, Class C and Class R shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[4]	PIMCO has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.09% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[5]	PIMCO has contractually agreed, through October 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees' fees exceed 0.0049% of the Fund's average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees' fees plus such recoupment, do not exceed the Expense Limit.
[6]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest and short sale expenses is 1.75%, 2.50% and 2.00% for Class A, Class C and Class R shares, respectively.
[7]	Total Annual Fund Operating Expenses After Expense Reimbursement excluding interest and short sale expenses is 1.40%, 1.50%, 1.65% and 1.75% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[8]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[9]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.